STOCK-BASED COMPENSATION PLANS - Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Options
Outstanding, beginning of period (in shares)	1,098,823	1,097,323	1,147,558
Granted (in shares)	65,522	94,115	84,675
Exercised (in shares)	(166,838)	(83,790)	(124,156)
Canceled (in shares)	(13,995)	(8,825)	(10,754)
Outstanding, end of period (in shares)	983,512	1,098,823	1,097,323	1,147,558
Exercisable at December 31, 2017	802,609
Weighted Average Exercise Price
Outstanding, beginning of period (in dollars per share)	$ 35.39	$ 32.70	$ 28.33
Granted (in dollars per share)	86.91	61.39	87.35
Exercised (in dollars per share)	21.37	25.58	26.70
Canceled (in dollars per share)	76.89	71.47	65.22
Outstanding, end of period (in dollars per share)	40.62	$ 35.39	$ 32.70	$ 28.33
Exercisable at December 31, 2017 (in dollars per share)	$ 32.52
Weighted Average Remaining Contractual Life
Weighted- Average Remaining Contractual Life, outstanding	4 years	4 years 3 months	4 years 9 months	5 years 6 months
Weighted Average Remaining Contractual Life, Exercisable shares at December 31, 2017	3 years 3 months
Aggregate Intrinsic Value
Outstanding, beginning of period	$ 52,332	$ 42,154	$ 67,205
Granted	0	2,035	1,375
Exercised	(10,020)	(4,813)	(5,516)
Canceled	(64)	(102)	(64)
Outstanding, end of period	40,137	$ 52,332	$ 42,154	$ 67,205
Exercisable at December 31, 2017	$ 36,848